Retained Earnings and Dividends Paid - Summary of Changes in Reserve of Remeasurement (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Beginning balance	₩ 29,229	₩ 614,805
Changes	(421,327)	(376,121)
Income tax effect	139,566	133,134	₩ (322,489)
Transfer to reserve for business expansion	156,838	(342,589)
Ending balance	₩ (95,694)	₩ 29,229	₩ 614,805